Trade receivables (Tables)	12 Months Ended
Mar. 31, 2021
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Summary of Non-Current Trade Receivables

	As at 31 March 2021	As at 31 March 2020
Non-current
Trade receivables	1,178	—

	1,178	—
Less: impairment allowances for bad and doubtful debts	—	—

	1,178	—

Summary of Current Trade Receivables

	As at 31 March 2021	As at 31 March 2020
Current
Trade receivables (refer notes 44 and 51)	35,364	26,090

	35,364	26,090
Less: impairment allowances for bad and doubtful debts	(562)	(176)

Total	34,802	25,914

Summary of Allowance for credit losses

Impairment allowance
As at 1 April 2019	106
Provision for expected credit losses for the year	70

As at 31 March 2020	176
Provision for expected credit losses for the year	386

As at 31 March 2021	562